Item 1. Report to Shareholders

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
May 31, 2004

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------
As of 5/31/04

Merrill Lynch - Wilshire Capital Market Index   $24,252
Combined Index Portfolio *   $25,061
Personal Strategy Growth Fund   $27,792

                Merrill Lynch -                              Personal
                     Wilshire        Combined Index          Strategy
           Capital Mkt. Index             Portfolio*      Growth Fund

7/29/94               $10,000               $10,000           $10,000

5/95                   11,382                11,403            11,564

5/96                   13,564                14,032            14,204

5/97                   15,883                16,558            17,029

5/98                   19,592                20,533            20,780

5/99                   22,212                23,376            22,860

5/00                   23,954                25,638            24,573

5/01                   22,995                24,003            25,177

5/02                   21,721                22,194            24,087

5/03                   21,697                21,330            23,201

5/04                   24,252                25,061            27,792


Average Annual Compound Total Return
--------------------------------------------------------------------------------
                                                                        Since
                                                                    Inception **
Periods Ended 5/31/04                              1 Year  5 Years    7/29/94

Personal Strategy Growth Fund                      19.79%    3.98%     10.95%

Merrill Lynch - Wilshire Capital Market Index      11.77     1.77       9.43

Combined Index Portfolio *                         17.49     1.40       9.79

  * An unmanaged portfolio composed of 80% stocks (68% Wilshire 5000, 12% MSCI EAFE Index) and 20% bonds (Lehman Brothers U.S. Aggregate Index).

 ** Benchmark returns as of 7/31/94

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

We are pleased to report that your fund posted a strong return of 19.79% during the 12 months ended May 31, 2004. The fund outperformed its Combined Index Portfolio benchmark and the Merrill Lynch - Wilshire Capital Market Index. Results relative to the fund's benchmarks were aided by our overweighting in foreign equities and high-yield bonds.

[Graphic Omitted]

Interest Rate Levels
--------------------------------------------------------------------------------

                      10-Year             5-Year           90-Day
                Treasury Note      Treasury Note    Treasury Bill

5/31/03                  3.37%              2.29%            1.1%

                         3.51               2.41             0.85

                         4.41               3.22             0.94

8/03                     4.46               3.46             0.97

                         3.94               2.83             0.94

                         4.29               3.24             0.95

11/03                    4.33               3.35             0.93

                         4.25               3.25             0.92

                         4.13               3.14             0.91

2/04                     3.97               2.94             0.94

                         3.84               2.78             0.94

                         4.51               3.62             0.96

5/31/04                  4.65               3.79             1.06


As you know, the fund's investment objective is to seek capital appreciation by investing primarily in common stocks. The typical asset mix is 80% stocks and 20% bonds and money market securities, with 10-percentage-point allocation variations from these levels permitted.

The Interest Rate Levels chart reflects the pattern of bond yields over the fund's fiscal year. Intermediate- and long-term yields ended the 12-month period significantly higher, which hampered most sectors of the fixed-income market during the entire period. (Bond prices and yields move in opposite directions.)


Major Index Returns
--------------------------------------------------------------------------------
Period Ended 5/31/04                                     12 Months
--------------------------------------------------------------------------------
S&P 500 Stock Index                                         18.33%

Wilshire 4500 Completion Index                              29.24

MSCI EAFE Index                                             33.17

Lehman Brothers U.S. Aggregate  Index                       -0.44

Citigroup 3 Month Treasury Bill Index                        0.97


The Major Index Returns table shows how various asset classes performed over the course of the fiscal year. Stocks posted strong returns despite some weakness at the end of the period. The small- and mid-cap stocks in the Wilshire 4500 Completion Index returned about 29%, outperforming the S&P 500 Stock Index's large-caps, which gained 18%. Foreign equities (MSCI EAFE Index) rose

33%, aided by a weak dollar, which fell against most major currencies. Investment-grade bonds (as measured by the Lehman Brothers U.S. Aggregate Index) declined slightly.

Portfolio Holdings
--------------------------------------------------------------------------------
                                  Percent of
                                  Net Assets
                                     5/31/04
--------------------------------------------------------------------------------
Reserves                                 1.3%

Bonds                                   13.7%

    Treasuries/Agencies                  3.2

    Mortgage-Backed                      3.0

    Domestic Corporate                   6.0

    Foreign Corporate                    0.7

    Municipal                            0.2

    Foreign Government                   0.6


                                  Percent of
                                  Net Assets
                                     5/31/04
--------------------------------------------------------------------------------
Stocks                                  85.0%

    Five Largest Stock Holdings:

    Tyco International                   1.2

    American International Group         1.2

    Citigroup                            1.1

    Nucor                                1.1

    Pfizer                               1.0



The Portfolio Holdings table shows how the fund's assets were allocated as of May 31, 2004. Stocks represented 85% of net assets, virtually unchanged from 84.8% the year earlier, while bonds accounted for 13.7%, up from 13.4%. Reserves were lower at 1.3%, down from 1.8%.

We thank you for your continued support.

Respectfully submitted,

James S. Riepe
Chairman

June 21, 2004

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------
                            Year
                           Ended
                         5/31/04     5/31/03     5/31/02    5/31/01    5/31/00
NET ASSET VALUE
Beginning of period     $  16.64    $  17.55    $  18.63   $  19.57  $   19.02

Investment activities

  Net investment
  income (loss)             0.22*++     0.23*++     0.25*      0.34*      0.33*

  Net realized and
  unrealized gain (loss)    3.06       (0.90)      (1.06)      0.15       1.06

  Total from investment
  activities                3.28       (0.67)      (0.81)      0.49       1.39

Distributions

  Net investment income    (0.23)      (0.24)      (0.27)     (0.35)     (0.32)

  Net realized gain        (0.01)           -           -     (1.08)     (0.52)

  Total distributions      (0.24)      (0.24)      (0.27)     (1.43)     (0.84)

NET ASSET VALUE
End of period           $  19.68    $  16.64   $   17.55  $   18.63  $   19.57
                        -------------------------------------------------------

Ratios/Supplemental Data

Total return^              19.79%*++   (3.68)%*++ (4.33)%*     2.46%*     7.49%*

Ratio of total
expenses to
average net assets          0.98%*++     1.00%*++   1.10%*     1.10%*     1.10%*

Ratio of net
investment
income (loss) to
average
net assets                  1.27%*++     1.64%*++   1.55%*     1.89%*     1.93%*

Portfolio turnover
rate                        47.2%        52.5%      68.4%      54.8%      42.6%

Net assets,
end of period
(in thousands)          $ 609,318   $ 411,929   $ 360,096  $ 302,848 $  270,663

  ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

  * See Note 4. Excludes expenses in excess of a 1.00% and a 1.10% contractual expense limitation in effect through 9/30/06, and 5/31/02, respectively.

 ++ See Note 4. Excludes expenses permanently waived of 0.02% and 0.00% of average net assets for the years ended 5/31/04 and 5/31/03, respectively, related to investments in T. Rowe Price mutual funds.

The accompanying notes are an integral part of these financial statements.


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T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report                                           May 31, 2004

Portfolio of Investments (1)                          Shares/$ Par       Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

COMMON STOCKS   84.6%

CONSUMER DISCRETIONARY   12.5%

Auto Components   0.2%

Autoliv GDR (SEK)                                           21,400         880

Keystone Automotive *(ss.)                                   4,900         135

Koito Manufacturing (JPY)                                   41,000         285

Strattec Security *(ss.)                                     1,400          82

                                                                         1,382

Automobiles   1.3%

Ford Motor                                                 170,000       2,525

Fuji Heavy Industries (JPY)                                 52,000         257

Harley-Davidson                                             31,200       1,794

Honda (JPY)                                                 10,100         436

Peugeot (EUR) (ss.)                                          7,672         433

Renault (EUR)                                                8,083         602

Toyota Motor (JPY)                                          57,500       2,087

Winnebago (ss.)                                                700          20

                                                                         8,154

Distributors   0.0%

Cycle & Carriage (SGD)                                      18,758          72

                                                                            72

Hotels, Restaurants & Leisure   1.7%

Applebee's                                                   3,775         143

Carnival                                                    39,900       1,700

CEC Entertainment *                                          5,000         154

Chicago Pizza & Brewery *(ss.)                               4,000          54

Compass (GBP)                                               28,211         176

Hilton Group (GBP)                                          47,984         233

International Game Technology                               58,400       2,295

McDonald's                                                  21,000         555

MGM Mirage *                                                18,900         839

Mitchells & Butlers (GBP)                                   69,092         328

PF Chang's China Bistro *(ss.)                               3,300         149

Red Robin Gourmet Burgers *(ss.)                             2,300          63

Ruby Tuesday                                                 9,300         264

Sonic *                                                     10,762         239

Starbucks *                                                 21,400         870

Starwood Hotels & Resorts Worldwide, Class B, REIT          37,300       1,573

The Cheesecake Factory *(ss.)                                7,000         273

Whitbread (GBP)                                             42,691         626

                                                                        10,534

Household Durables   1.6%

Fortune Brands                                               8,600         648

Harman International                                         1,700         136

Jarden Corporation *(ss.)                                    9,700         340

Newell Rubbermaid  (ss.)                                   173,700       4,094

Persimmon (GBP)                                             40,031         441

Pioneer (JPY) (ss.)                                         24,500         632

SEB (EUR)                                                    1,775         200

Sony (JPY) (ss.)                                            24,000         884

Thomson (EUR) (ss.)                                         42,368         808

Tupperware                                                  67,300       1,230

                                                                         9,413

Internet & Catalog Retail   0.4%

Amazon.com *                                                 3,600         174

eBay *                                                      20,100       1,785

priceline.com *(ss.)                                         4,800         125

                                                                         2,084

Leisure Equipment & Products   0.5%

Brunswick                                                   10,000         405

Eastman Kodak                                               60,000       1,571

Heiwa (JPY)                                                  9,800         147

MarineMax *                                                  5,800         155

Noritsu Koki (JPY)                                           9,000         204

Polaris Industries (ss.)                                     3,900         169

SCP Pool (ss.)                                               6,650         268

                                                                         2,919

Media   3.8%

Aegis (GBP)                                                219,359         355

Astro All Asia, 144A (MYR) *                                89,700         116

British Sky Broadcast (GBP)                                 60,558         681

Clear Channel Communications                                38,878       1,543

Comcast, Class A *                                         150,457       4,327

Disney                                                      98,600       2,314

EchoStar Communications, Class A *                          39,900       1,283

Emmis Communications, Class A *(ss.)                         5,200         113

Entercom Communications *                                    2,000          82

Fuji Television Network (JPY)                                   50         114

Getty Images *                                               1,500          84

JC Decaux (EUR) *                                           23,986         512

Liberty Media, Class A *                                   104,004       1,142

McGraw-Hill                                                    700          55

New York Times, Class A                                     60,000       2,798

News Corporation (AUD)                                      47,935         440

News Corporation ADR (ss.)                                   6,400         236

Omnicom                                                     10,100         807

Scholastic *                                                12,500         353

Scripps, Class A                                            15,100       1,606

Singapore Press (SGD)                                       16,000         193

Time Warner *                                               83,400       1,421

Viacom, Class B                                             59,588       2,198

Washington Post, Class B                                       288         274

WPP Group ADR                                                6,900         345

Young Broadcasting, Class A *(ss.)                           3,500          50

                                                                        23,442

Multiline Retail   0.9%

Big Lots *                                                   6,100          89

Family Dollar Stores                                         4,800         151

Neiman Marcus, Class A                                       3,700         191

Nordstrom                                                   47,300       1,918

Target                                                      65,200       2,914

                                                                         5,263

Specialty Retail   1.9%

AC Moore Arts & Crafts *(ss.)                                2,800          74

AnnTaylor Stores *(ss.)                                     16,950         480

Best Buy                                                    36,500       1,926

Charles Voegele (CHF)                                        5,031         337

Christopher & Banks (ss.)                                    7,375         140

Dixons (GBP)                                               128,192         358

Esprit Holdings (HKD)                                       56,000         246

Home Depot                                                 114,050       4,097

Hot Topic *                                                  2,200          47

Kesa Electricals (GBP)                                      12,958          68

Linens 'n Things *                                           5,900         179

Monro Muffler Brake *                                        1,500          37

Nobia AB (SEK)                                              27,608         309

The Finish Line, Class A *                                   1,900          63

Toys "R" Us *                                              200,300       3,149

Ultimate Electronics *(ss.)                                  3,400          12

                                                                        11,522

Textiles, Apparel, & Luxury Goods   0.2%

Adidas-Salomon (EUR)                                         2,706         319

Compagnie Financiere Richemont,
Equity Units, Class A (CHF)                                 11,940         308

Culp *                                                       2,000          15

Unifi *                                                      9,500          22

World Company (JPY)                                          6,000         188

Yue Yuen Industrial (HKD) (ss.)                            157,000         391

                                                                         1,243

Total Consumer Discretionary                                            76,028


CONSUMER STAPLES   6.3%

Beverages   0.8%

Allied Domecq (GBP)                                         69,837         587

Coca-Cola                                                   24,500       1,258

Kirin Brewery (JPY)                                         63,000         601

Lion Nathan (NZD)                                          101,500         472

PepsiCo                                                     30,400       1,623

Remy Cointreau (EUR)                                         7,982         267

                                                                         4,808

Food & Staples Retailing   2.1%

Carrefour (EUR) (ss.)                                        6,224         304

Casey's General Stores (ss.)                                18,700         305

Casino Guichard-Perrachon (EUR) (ss.)                       10,369         906

Coles Myer (AUD)                                            56,718         344

CVS                                                        101,300       4,222

Great Atlantic & Pacific Tea Company *(ss.)                  7,200          50

J Sainsbury (GBP)                                           81,465         407

METRO (EUR) *                                               15,904         770

Performance Food Group *(ss.)                               11,400         374

Sysco                                                       17,800         667

Tesco (GBP)                                                119,597         546

Wal-Mart                                                    47,600       2,653

Wal-Mart de Mexico (MXN)                                   273,100         816

Walgreen                                                     6,600         231

Wild Oats Markets *                                          7,200          98

York-Benimaru (JPY)                                          9,000         258

                                                                        12,951

Food Products   1.6%

American Italian Pasta, Class A (ss.)                        2,100          62

Associated British Foods (GBP)                              47,480         557

Campbell Soup                                               58,000       1,480

CSM GDS (EUR)                                               12,779         322

General Mills                                               49,020       2,257

Koninklijke Wessanen GDS (EUR)                              29,206         434

Nestle (CHF)                                                 6,018       1,565

Seneca Foods

        Class A *                                            2,200          41

        Class B *(ss.)                                         700          13

Unilever (GBP)                                             121,307       1,153

Unilever ADS                                                25,000       1,649

Yamazaki Baking (JPY)                                       15,000         139

                                                                         9,672

Household Products   0.8%

Colgate-Palmolive                                           45,000       2,574

Kimberly-Clark                                              20,200       1,331

Procter & Gamble                                             6,100         658

                                                                         4,563

Personal Products   0.1%

Chattem *                                                    2,400          64

Gillette                                                     7,200         310

L'Oreal (EUR)                                                3,383         263

                                                                           637

Tobacco   0.9%

Altria Group                                                92,450       4,435

UST                                                         35,200       1,315

                                                                         5,750

Total Consumer Staples                                                  38,381


ENERGY   5.6%

Energy Equipment & Services   1.8%

Atwood Oceanics *(ss.)                                       5,000         199

Baker Hughes                                               121,300       4,128

BJ Services *                                               18,800         788

Cooper Cameron *(ss.)                                        1,500          70

FMC Technologies *                                          14,300         386

Grant Prideco *                                             30,100         467

Hanover Compressor *(ss.)                                   12,900         135

Hydril *                                                     3,000          86

Key Energy Services *                                        5,100          49

Lone Star Technologies *(ss.)                                3,100          62

National Oilwell *                                          19,700         545

Schlumberger                                                35,000       2,001

Seacor Smit *(ss.)                                           7,400         296

Smedvig, Series A (NOK) (ss.)                                9,418          88

Smith International *                                       29,400       1,468

W-H Energy Services *(ss.)                                   4,300          80

                                                                        10,848

Oil & Gas   3.8%

BP (GBP)                                                    68,054         596

BP ADR                                                      92,594       4,907

ChevronTexaco                                               25,007       2,261

ENI (EUR)                                                   68,873       1,404

ENI ADR (ss.)                                                2,300         233

Exxon Mobil                                                 57,642       2,493

Forest Oil *                                                12,800         319

Marathon Oil                                                68,800       2,294

Noble Energy                                                 7,100         322

Norsk Hydro (NOK) (ss.)                                      6,592         408

OMV (EUR) (ss.)                                                400          70

Petroleo Brasileiro (Petrobras) ADR                         25,600         590

Shell Transport & Trading (GBP)                            144,710       1,046

Shell Transport & Trading ADR (ss.)                         18,300         801

Statoil ASA (NOK) (ss.)                                     78,511         987

Tonen General Sekiyu (JPY) (ss.)                            20,000         170

Total, Series B (EUR) (ss.)                                 10,192       1,914

Ultra Petroleum *(ss.)                                       4,800         147

Unocal                                                      47,100       1,678

Woodside Petroleum (AUD)                                    31,476         357

                                                                        22,997

Total Energy                                                            33,845


FINANCIALS   18.4%

Capital Markets   3.3%

Affiliated Managers Group *(ss.)                             4,200         205

AmeriTrade *                                                22,800         271

Bank of New York                                            25,400         764

Charles Schwab                                              24,050         236

Credit Suisse Group (CHF) *                                 22,456         771

Deutsche Bank (EUR) (ss.)                                    9,995         783

Franklin Resources                                          21,300       1,071

Goldman Sachs Group                                         17,400       1,634

Investor's Financial Services (ss.)                          6,600         258

J.P. Morgan Chase                                            2,400          88

Legg Mason                                                  13,600       1,193

Macquarie Bank (AUD)                                        23,652         564

Mellon Financial                                           143,700       4,231

Merrill Lynch                                               38,600       2,192

Morgan Stanley                                              24,300       1,300

National Financial Partners                                  2,700          95

Nomura Holdings (JPY)                                       29,000         446

Northern Trust                                              29,500       1,267

Piper Jaffray Cos. *                                         1,200          58

State Street                                                55,200       2,673

                                                                        20,100

Commercial Banks   5.8%

77 Bank (JPY)                                               51,000         302

ABN Amro (EUR)                                              20,126         429

Alliance & Leicester (GBP)                                  60,046         908

Anglo Irish Bank (EUR)                                      45,774         727

Australia & New Zealand Banking (AUD)                      119,456       1,547

Banca Intesa (EUR) (ss.)                                   165,162         593

Banco Santander ADR (ss.)                                   39,479       1,047

Banco Santander Central Hispano (EUR)                       87,286         927

Bank Austria Creditanstalt (EUR)                            11,977         682

Bank of America                                             51,000       4,240

Bank of Yokohama (JPY) (ss.)                               129,000         737

Bank One                                                    39,640       1,920

Barclays (GBP)                                             233,759       2,037

BNP Paribas (EUR) (ss.)                                     21,697       1,325

Boston Private Financial (ss.)                               4,700         108

Chittenden (ss.)                                            14,400         467

Citizens Banking (ss.)                                      12,200         366

DBS Group (SGD)                                             36,304         301

Dexia (EUR) (ss.)                                           21,519         361

Glacier Bancorp (ss.)                                        4,155         110

Grupo Financiero Banorte (MXN) (ss.)                       174,200         609

HBOS (GBP)                                                  75,274         985

HSBC (GBP)                                                  62,158         922

Jyske (DKK) *                                                8,010         422

Mitsubishi Tokyo Financial (JPY)                                48         414

National Australia Bank (AUD)                               62,569       1,345

NORDEA (SEK)                                               163,099       1,106

Pinnacle Financial Partners *(ss.)                             300           5

Provident Bankshares (ss.)                                   7,800         225

Royal Bank of Scotland Group (GBP)                          58,107       1,754

Sandy Spring Bancorp (ss.)                                   3,400         119

SEB, Series A (SEK) (ss.)                                   47,509         685

Signature Bank *(ss.)                                          800          20

Southwest Bancorp (ss.)                                      8,200         344

Sumitomo Mitsui Financial (JPY) (ss.)                          121         869

Svenska Handelsbanken, Series A (SEK) (ss.)                 41,243         803

Texas Capital Bancshares *(ss.)                              7,400         113

U.S. Bancorp                                               101,300       2,846

UniCredito Italiano (EUR)                                  128,018         599

Valley National Bancorp (ss.)                               12,009         306

Wells Fargo                                                 27,700       1,629

WestAmerica                                                  8,200         405

                                                                        35,659

Consumer Finance   1.1%

AIFUL (JPY)                                                  4,950         484

American Express                                            92,400       4,685

SLM Corporation                                             37,700       1,445

                                                                         6,614

Diversified Financial Services   1.3%

Assured Guaranty *                                          12,700         216

Citigroup                                                  144,303       6,700

ING Groep GDS (EUR)                                         31,682         715

                                                                         7,631

Insurance   4.4%

Allianz (EUR)                                                7,272         759

American International Group                               101,062       7,408

Aspen Insurance Holdings (ss.)                               6,100         147

Aviva (GBP)                                                 61,896         604

Bristol West Holdings                                        7,200         151

Brown and Brown (ss.)                                        5,800         232

CNP Assurances (EUR) (ss.)                                  14,539         844

Genworth Financial, Class A *                               88,100       1,718

Hannover Rueckversicherung (EUR) *(ss.)                      8,130         275

Harleysville Group (ss.)                                     2,500          47

Hartford Financial Services                                 23,600       1,560

Horace Mann Educators                                       16,400         278

Infinity Property & Casualty (ss.)                           7,800         243

Insurance Australia Group (AUD)                             97,484         317

Markel *(ss.)                                                  900         259

Marsh & McLennan                                            24,800       1,094

Mitsui Sumitomo Insurance (JPY)                             56,000         500

Nipponkoa Insurance (JPY)                                   46,000         261

Ohio Casualty *                                             20,700         388

PartnerRe                                                    5,700         318

Prudential (GBP)                                            25,725         212

QBE Insurance (AUD) (ss.)                                   88,478         790

SAFECO                                                      60,000       2,517

Selective Insurance (ss.)                                    7,700         278

St. Paul Companies                                          63,950       2,538

Triad Guaranty *(ss.)                                        2,200         126

Unipol (EUR) (ss.)                                         150,843         590

UnumProvident                                               60,600         882

W. R. Berkley                                                4,600         192

XL Capital                                                  18,300       1,366

                                                                        26,894

Real Estate   1.5%

Arden Realty, REIT                                           6,500         193

Corio (EUR)                                                  7,618         319

EastGroup Properties, REIT (ss.)                             7,500         238

Essex Property Trust, REIT                                     800          53

Federal Realty Investment Trust, REIT                       40,000       1,596

Gables Residential Trust, REIT (ss.)                         6,800         230

General Property Trust, Equity Units (AUD) (ss.)           285,585         702

Goldcrest (JPY)                                              7,530         435

LaSalle Hotel Properties, REIT                               3,700          89

Manufactured Home Communities, REIT                          2,600          81

Parkway Properties, REIT (ss.)                               4,600         184

Reckson Associates Realty, REIT                             49,092       1,277

Simon Property Group, REIT                                  38,840       2,003

Sun Hung Kai Properties (HKD)                               65,000         555

Washington, REIT                                             8,000         226

Wereldhave (EUR)                                             3,772         289

Westfield Trust, Equity Units (AUD) (ss.)                  188,944         575

Wheelock (HKD)                                             132,000         158

                                                                         9,203

Thrifts & Mortgage Finance   1.0%

Bradford & Bingley (GBP)                                   114,221         581

Fannie Mae                                                  52,700       3,568

Frankfort First (ss.)                                          500          11

Freddie Mac                                                 18,300       1,068

Hypo Real Estate (EUR) *                                    24,634         693

                                                                         5,921

Total Financials                                                       112,022



HEALTH CARE   9.6%

Biotechnology   1.1%

Abgenix *                                                      800          12

Alexion Pharmaceutical *(ss.)                                  800          16

Alkermes *(ss.)                                              7,700         111

Amgen *                                                     43,000       2,352

Amylin Pharmaceuticals *(ss.)                                3,800          84

Anadys Pharmaceuticals *(ss.)                                4,300          32

Biogen Idec *                                                9,500         590

Cephalon *(ss.)                                              2,905         156

CSL (AUD)                                                    9,014         148

Cubist Pharmaceuticals *(ss.)                                8,200          82

CV Therapeutics *(ss.)                                         900          12

Cytogen *(ss.)                                               3,000          39

Cytokinetics *(ss.)                                            500           8

deCODE GENETICS *(ss.)                                       4,400          39

Dynavax Technologies *(ss.)                                  3,000          28

Exelixis *(ss.)                                              8,800          81

Genentech *                                                 12,000         718

Gilead Sciences *                                           18,100       1,185

MedImmune *                                                  6,000         144

Memory Pharmaceuticals *                                     2,800          20

Myriad Genetics *(ss.)                                       8,000         133

Neurocrine Biosciences *(ss.)                                3,500         201

NPS  Pharmaceuticals *(ss.)                                  2,600          56

ONYX Pharmaceuticals *                                       4,500         211

OSI Pharmaceuticals *(ss.)                                     400          33

Rigel Pharmaceuticals *(ss.)                                 2,000          36

Trimeris *(ss.)                                              3,800          56

Vertex Pharmaceuticals *(ss.)                               15,216         134

                                                                         6,717

Health Care Equipment & Supplies   1.4%

Advanced Neuromodulation Systems *(ss.)                      3,900         127

Analogic (ss.)                                               3,500         161

Baxter International                                        70,000       2,201

Boston Scientific *                                         28,900       1,280

DJ Orthopedics *                                             4,100          96

Edwards Lifesciences *                                       5,300         192

Elekta, Series B (SEK) *(ss.)                               11,853         237

EPIX Medical *(ss.)                                          2,200          54

Guidant                                                      8,200         446

Integra LifeServices Holdings *(ss.)                         5,500         176

Matthews International, Class A (ss.)                       11,000         348

Medtronic                                                   35,500       1,700

Nuvasive *(ss.)                                              1,200          13

St. Jude Medical *                                           4,400         336

Steris *                                                     8,600         197

Stryker                                                     11,400         580

Thoratec *(ss.)                                              4,800          70

Wilson Greatbatch Technologies *(ss.)                        4,300         117

                                                                         8,331

Health Care Providers & Services   2.2%

Alliance UniChem (GBP)                                      50,423         585

AmerisourceBergen                                           35,000       2,100

Anthem *(ss.)                                                6,000         531

Celesio (EUR) (ss.)                                          9,283         530

Cross Country Healthcare *(ss.)                                800          13

Henry Schein *                                               6,300         423

Hooper Holmes (ss.)                                         11,100          62

LabOne *(ss.)                                                2,800          87

Lifeline Systems *                                           5,700         118

LifePoint Hospitals *(ss.)                                   1,200          45

Medco *                                                      4,703         165

Sunrise Senior Living *(ss.)                                10,400         375

Suzuken (JPY) *                                              5,160         162

Symbion *                                                    1,300          21

United Surgical Partners International *                       800          31

UnitedHealth Group                                          86,900       5,670

WellChoice *                                                 3,500         144

WellPoint Health Networks *                                 22,900       2,554

                                                                        13,616

Pharmaceuticals   4.9%

Abbott Laboratories                                         18,000         742

AstraZeneca ADR                                             19,200         901

Atherogenics *(ss.)                                          5,100         120

Aventis (EUR) (ss.)                                          9,166         727

Eisai (JPY)                                                 11,500         300

Eli Lilly                                                    9,800         722

Eon Labs *(ss.)                                              1,700         128

Forest Laboratories *                                       31,100       1,971

Galen Holdings (GBP)                                        38,959         517

GlaxoSmithKline (GBP)                                       50,400       1,053

GlaxoSmithKline ADR                                         15,500         658

Hisamitsu Pharmaceutical (JPY)                              15,000         246

Inspire Phamaceuticals *                                     1,900          33

Johnson & Johnson                                           37,500       2,089

Kissei Pharmaceutical (JPY) (ss.)                            8,000         171

Kobayashi Pharmaceutical (JPY)                               9,000         240

Medicines Company *(ss.)                                     2,900          93

Merck                                                       39,000       1,845

Nektar Therapeutics *(ss.)                                   1,300          28

Novartis (CHF)                                              48,574       2,178

Noven Pharmaceuticals *(ss.)                                 8,600         165

Novo Nordisk, Series B (DKK)                                 4,553         209

Pfizer                                                     179,632       6,348

Sanofi-Synthelabo (EUR) (ss.)                               15,634       1,033

Schering-Plough                                            138,000       2,332

Takeda Chemical Industries (JPY)                            12,000         500

Teva Pharmaceutical ADR                                     11,300         748

Wyeth                                                      103,860       3,739

                                                                        29,836

Total Health Care                                                       58,500



INDUSTRIALS & BUSINESS SERVICES   10.4%

Aerospace & Defense   1.1%

Armor Holdings *                                            11,800         441

European Aeronautic Defense & Space (EUR) (ss.)             27,584         680

General Dynamics                                             8,000         765

Honeywell International                                     14,000         472

Lockheed Martin                                             89,400       4,429

Mercury Computer Systems *                                   6,200         139

                                                                         6,926

Air Freight & Logistics   0.5%

EGL *(ss.)                                                  11,900         272

Expeditors International of Washington                         900          41

Forward Air *                                                  900          28

Pacer International *                                        6,800         130

Ryder System                                                 5,800         215

UPS, Class B                                                25,100       1,800

UTi Worldwide (ss.)                                          6,500         299

                                                                         2,785

Airlines   0.0%

Frontier Airlines *(ss.)                                     5,200          48

Midwest Express Holdings *(ss.)                              3,000          12

Qantas Airways (AUD)                                        68,109         167

                                                                           227

Building Products   0.1%

Pilkington (GBP)                                           234,480         389

Quixote (ss.)                                                1,800          38

Trex *(ss.)                                                  4,000         145

Commercial Services & Supplies   2.2%

Apollo Group, Class A *                                     25,000       2,345

Cendant                                                     38,700         888

Central Parking (ss.)                                       12,800         237

ChoicePoint *                                                6,700         290

Consolidated Graphics *                                      9,100         365

Education Management *                                       1,400          48

Electro Rent                                                 4,300          47

First Advantage, Class A *                                   1,900          42

G&K Services, Class A                                        6,600         260

Glory (JPY)                                                  8,000         114

H&R Block                                                   23,000       1,124

Herman Miller (ss.)                                         11,400         274

Intersections *(ss.)                                           600          13

Ionics *(ss.)                                               11,000         278

KForce.com *(ss.)                                           12,900         118

Layne Christensen *                                          3,500          59

LECG *                                                       6,200         110

New England Business Service                                 4,700         206

R.R. Donnelley                                              89,700       2,714

Resources Connection *(ss.)                                  9,400         401

SOURCECORP *                                                 5,800         149

Tetra Tech *                                                12,014         204

Waste Management                                           112,743       3,242

West Corporation *(ss.)                                      3,900         101

                                                                        13,629

Construction & Engineering   0.3%

Acciona (EUR) (ss.)                                          9,529         603

AMEC (GBP)                                                  77,931         383

Balfour Beatty (GBP)                                        83,009         380

Insituform Technologies, Class A *(ss.)                      5,700          87

JGC (JPY)                                                   31,000         261

NCC AB, Series B (SEK)                                      41,845         354

                                                                         2,068

Electrical Equipment   0.2%

A.O. Smith (ss.)                                            14,300         421

American Superconductor *(ss.)                               1,600          20

Artesyn Technologies *(ss.)                                 10,000          91

Belden (ss.)                                                15,700         265

Draka (EUR) (ss.)                                            7,369         120

PECO II *                                                    2,300           3

Sumitomo Electric Industries (JPY) (ss.)                    31,000         299

Woodward Governor                                              700          47

                                                                         1,266

Industrial Conglomerates   2.9%

3M                                                          27,600       2,334

DCC (EUR)                                                   23,828         389

General Electric                                           149,600       4,655

Hutchison Whampoa (HKD)                                    127,200         861

Sembcorp (SGD)                                             735,000         623

Siemens (EUR)                                               21,601       1,521

Tyco International                                         243,298       7,491

                                                                        17,874

Machinery   1.8%

Actuant, Class A *(ss.)                                      7,580         260

Cuno *(ss.)                                                    200           9

Danaher                                                     71,600       3,367

Deere                                                       40,700       2,674

Fanuc (JPY)                                                  9,400         550

Graco                                                        8,350         234

Guinness Peat Group (NZD)                                  221,646         273

Harsco                                                       9,400         408

IDEX                                                         2,200         105

Illinois Tool Works                                          5,700         512

Lindsay Manufacturing (ss.)                                  9,800         224

Mitsubishi Heavy Industries (JPY)                          144,000         378

Pall                                                        43,000       1,040

Reliance Steel & Aluminum (ss.)                              2,700          99

Saurer (CHF) *                                               4,664         236

Saurer, Rights 6/30/04 (CHF) *                               4,664           3

Toro (ss.)                                                   4,500         289

                                                                        10,661

Marine   0.1%

International Shipholding *                                  1,100          15

Nippon Yusen (JPY)                                         107,000         459

                                                                           474

Road & Rail   0.9%

Arriva (GBP)                                                74,058         529

Burlington Northern Santa Fe                                60,000       1,976

Genesee & Wyoming, Class A *(ss.)                              900          21

Heartland Express (ss.)                                      3,573          86

Knight Transportation *(ss.)                                14,300         349

Nippon Express (JPY)                                        51,000         276

Norfolk Southern                                            86,500       2,096

Overnite                                                     4,000         105

                                                                         5,438

Trading Companies & Distributors   0.2%

Mitsubishi (JPY)                                            65,000         643

Sumitomo (JPY)                                              82,000         635

                                                                         1,278

Transportation Infrastructure   0.1%

Kamigumi (JPY)                                              27,000         178

Macquarie Infrastructure Group, Equity Units (AUD)          77,285         174

                                                                           352

Total Industrials & Business Services                                   63,550



INFORMATION TECHNOLOGY   10.2%

Communications Equipment   2.5%

Black Box (ss.)                                              6,700         305

Cisco Systems *                                            160,200       3,548

Corning *                                                  368,000       4,560

Emulex *(ss.)                                                7,900         148

F5 Networks *(ss.)                                           3,800         113

Ixia *(ss.)                                                  4,100          38

Juniper Networks *                                          17,000         356

Lucent Technologies *(ss.)                                 614,000       2,192

Nokia (EUR)                                                 17,040         232

Nokia ADR                                                   51,900         713

Packeteer *(ss.)                                             2,700          39

QLogic *                                                    12,000         368

QUALCOMM                                                     7,200         483

Research In Motion *                                        12,500       1,500

Riverstone Networks *(ss.)                                  13,300          14

Sagem (EUR)                                                  4,280         469

Sirf Technology Holdings *(ss.)                                800          12

Stratos International *(ss.)                                   413           2

Tekelec *(ss.)                                               3,800          63

Uniden (JPY)                                                 8,000         141

                                                                        15,296

Computer & Peripherals   0.9%

Creative Technology (SGD)                                   16,550         167

Dell *                                                      91,400       3,215

IBM                                                          3,000         266

Lexmark International *                                     12,800       1,207

NEC (JPY)                                                   35,000         257

NEC Fielding (JPY) *(ss.)                                    3,000          81

NEC Fielding (When Issued) (JPY) (ss.)                       3,000          81

Synaptics *(ss.)                                             5,900         113

                                                                         5,387

Electronic Equipment & Instruments   0.4%

Digital Theater Systems *(ss.)                               3,800          94

Hosiden (JPY) (ss.)                                         18,000         226

KEMET *                                                     14,900         181

Kyocera (JPY)                                                3,200         267

Littelfuse *                                                 5,700         226

Methode Electronics, Class A  (ss.)                          9,600         106

Newport *(ss.)                                               6,500          94

Plexus *(ss.)                                               15,500         228

Shimadzu (JPY)                                              86,000         444

TDK (JPY)                                                    5,800         408

Technitrol *(ss.)                                            2,900          60

Woodhead Industries (ss.)                                    8,100         122

                                                                         2,456

Internet Software & Services   0.7%

Digital Insight *(ss.)                                       6,300         122

InterActiveCorp *(ss.)                                      39,800       1,244

Internet Security Systems *(ss.)                             7,600         120

MatrixOne *(ss.)                                            13,100          89

Netegrity *(ss.)                                             7,800          74

Sonicwall *(ss.)                                             2,700          22

Websense *(ss.)                                              3,900         126

Yahoo! *                                                    72,800       2,232

                                                                         4,029

IT Services   1.1%

Accenture, Class A *                                         5,800         143

Affiliated Computer Services, Class A *                     19,800         986

Automatic Data Processing                                    2,600         115

BISYS Group *                                                9,600         121

CACl International, Class A *                                6,800         253

First Data                                                  35,140       1,521

Fiserv *                                                    25,500         964

Global Payments (ss.)                                        7,300         341

Indra Sistemas (EUR)                                        33,263         425

Iron Mountain *                                              9,750         432

Itochu Techno-Science (JPY) (ss.)                           15,400         601

Logica CMG (GBP)                                            53,040         182

Maximus *(ss.)                                               8,100         291

MPS Group *                                                 21,900         243

SunGard Data Systems *                                      13,700         380

                                                                         6,998

Office Electronics   0.2%

Canon (JPY)                                                 18,000         890

Neopost (EUR)                                                4,464         253

                                                                         1,143

Semiconductor & Semiconductor Equipment   2.0%

AMIS Holdings *(ss.)                                         5,300          89

Analog Devices                                              39,000       1,917

Applied Materials *                                         33,900         677

Artisan Components *(ss.)                                    8,000         203

Atheros Communications *(ss.)                                2,500          31

ATMI *(ss.)                                                  7,600         195

Cabot Microelectronics *(ss.)                                4,900         153

Entegris *(ss.)                                             11,600         132

Exar *                                                      10,200         162

Intel                                                       66,800       1,907

Jenoptik (EUR) (ss.)                                        25,291         305

Lattice Semiconductor *(ss.)                                 2,700          21

Maxim Integrated Products                                   47,500       2,414

Microchip Technology                                        11,800         374

Microsemi *(ss.)                                            10,700         131

MKS Instruments *(ss.)                                      12,700         297

Mykrolis *                                                  12,700         206

PDF Solutions *(ss.)                                         5,500          49

Power Integrations *(ss.)                                    2,100          58

Rohm (JPY)                                                   1,200         144

Semiconductor Manufacturing ADR *(ss.)                      13,700         170

Semtech *(ss.)                                              14,000         352

Sigmatel *(ss.)                                              4,200         106

Tessera Technologies *(ss.)                                  6,600         116

Texas Instruments                                           31,200         815

Xilinx                                                      29,400       1,072

                                                                        12,096

Software   2.4%

Actuate *                                                    4,700          18

Adobe Systems                                               36,200       1,616

Altiris *(ss.)                                               4,500         120

Catapult Communications *(ss.)                               4,100          68

Concord Communications *(ss.)                                4,300          49

FactSet Research Systems (ss.)                               7,200         315

FileNet *(ss.)                                              10,200         279

Intuit *                                                    34,900       1,367

Jack Henry & Associates                                     19,300         374

Kronos *(ss.)                                               12,850         533

Magma Design Automation *(ss.)                               4,200          80

Mercury Interactive *                                        2,500         120

Microsoft                                                  204,300       5,383

NEC Soft (JPY)                                               7,700         208

NetIQ *                                                      8,964         119

Open Solutions *                                             3,000          66

Progress Software *                                          7,300         137

Quest Software *(ss.)                                        8,700         116

Red Hat *(ss.)                                               7,000         191

RSA Security *(ss.)                                          9,800         180

SAP (EUR)                                                    6,726       1,086

SAP ADR (ss.)                                               24,500         990

SPSS *(ss.)                                                  5,300          88

Symantec *                                                  13,900         637

Trend Micro (JPY)                                            6,000         226

Verisity Ltd. *                                              2,900          16

VERITAS Software *                                          17,225         458

Verity *(ss.)                                                9,300         129

                                                                        14,969

Total Information Technology                                            62,374



MATERIALS   6.6%

Chemicals   2.5%

Agrium                                                     100,000       1,316

Airgas                                                      26,400         575

Arch Chemicals (ss.)                                         9,800         260

BASF (EUR)                                                  17,535         897

Degussa (EUR) (ss.)                                         24,994         827

Dow Chemical                                                66,700       2,661

DuPont                                                      51,561       2,227

Ferro                                                       10,900         279

Great Lakes Chemical                                        33,940         841

Hercules *                                                  83,500         883

IMC Global (ss.)                                            19,300         240

International Flavors & Fragrances                          40,000       1,439

Kaneka (JPY) (ss.)                                          92,000         852

MacDermid                                                    1,300          41

Material Sciences *(ss.)                                     6,900          71

Minerals Technologies                                        7,700         443

Mitsubishi Gas Chemical (JPY)                               57,000         215

Potash Corp./Saskatchewan                                   15,000       1,305

Symyx Technologies *(ss.)                                    4,100          99

Yara International (NOK) *                                   6,592          49

                                                                        15,520

Construction Materials   0.5%

Aggregate Industries (GBP)                                 282,414         436

Boral (AUD)                                                265,652       1,112

Cemex (MXN)                                                109,451         639

Heidelberger Zement (EUR)                                    4,992         220

Lafarge (EUR)                                                2,749         237

RMC (GBP)                                                   30,853         311

                                                                         2,955

Containers & Packaging   0.1%

Chesapeake Corp.                                             5,600         122

Smurfit-Stone Container *                                    1,400          25

Toyo Seikan Kaisha (JPY) (ss.)                              24,000         395

                                                                           542

Metals & Mining   2.9%

Alcoa                                                       60,664       1,899

Anglo American (GBP)                                        20,302         426

BHP Billiton (AUD)                                          42,500         366

Bluescope Steel (AUD)                                      234,355       1,038

Gerdau ADR (ss.)                                           123,040       1,307

Gibraltar Steel (ss.)                                        2,500          72

Lihir Gold (AUD) (ss.)                                     102,240          71

Meridian Gold *(ss.)                                        15,700         204

Nippon Steel (JPY)                                         253,000         514

NN, Inc.                                                     2,300          27

Nucor                                                       98,600       6,493

Phelps Dodge *                                              62,700       4,257

SSAB Svenskt Stal, Series A (SEK)                           28,040         469

Steel Dynamics *(ss.)                                        9,700         248

Voestalpine (EUR) (ss.)                                      6,721         300

                                                                        17,691

Paper & Forest Products   0.6%

Buckeye Technologies *(ss.)                                 14,500         146

MeadWestvaco                                                45,000       1,243

Paperlinx (AUD)                                             95,705         333

Potlatch (ss.)                                                 600          23

Weyerhaeuser                                                28,700       1,736

                                                                         3,481

Total Materials                                                         40,189



TELECOMMUNICATION SERVICES   2.9%

Diversified Telecommunication Services   1.0%

Cable & Wireless (GBP) *                                    87,214         197

Commonwealth Telephone Enterprises *(ss.)                      200           8

SBC Communications                                          36,100         856

Sprint                                                      98,700       1,753

TDC (DKK)                                                   13,971         472

Tele Norte Leste Participacoes ADR (ss.)                    40,700         461

Tele2 AB, Series B (SEK) (ss.)                              13,659         588

Telecom Italia (EUR) (ss.)                                 215,054         659

Telenor (NOK) (ss.)                                        107,355         770

Telmex ADR                                                  18,500         622

                                                                         6,386

Wireless Telecommunication Services   1.9%

America Movil ADR, Series L                                 25,300         887

Bouygues (EUR) (ss.)                                        21,271         734

China Unicom (HKD) (ss.)                                   218,000         168

Debitel (EUR) *                                              9,482         126

KDDI (JPY)                                                     181       1,058

mm02 (GBP) *                                               631,539       1,129

Nextel Communications, Class A *                            82,800       1,915

SK Telecom ADR (ss.)                                        12,230         255

Smartone Telecommunications (HKD)                          150,500         161

Spectrasite *                                                8,200         341

Telecom Italia Mobile (EUR) (ss.)                          185,520       1,006

Vodafone ADR                                               153,000       3,635

Western Wireless, Class A *(ss.)                             2,700          74

                                                                        11,489

Total Telecommunication Services                                        17,875



UTILITIES   2.1%

Electric Utilities   1.5%

Cleco (ss.)                                                  6,100         106

E.On (EUR)                                                  24,025       1,666

El Paso Electric *                                           6,300          91

Exelon                                                      42,650       1,420

FirstEnergy                                                 43,819       1,709

Hong Kong Electric (HKD)                                    56,000         233

Iberdrola (EUR)                                             35,880         724

TEPCO (JPY)                                                 16,800         361

Tohoku Electric Power (JPY)                                 32,700         528

TXU                                                         64,900       2,425

                                                                         9,263

Gas Utilities   0.3%

Australian Gas Light (AUD)                                  62,564         527

Centrica (GBP)                                             212,616         829

Toho Gas (JPY)                                              79,000         265

                                                                         1,621

Multi-Utilities & Unregulated Power   0.3%

Constellation Energy Group                                  30,000       1,147

RWE (EUR)                                                    8,309         363

United Utilities (GBP)                                      45,623         456

                                                                         1,966

Total Utilities                                                         12,850

Total Common Stocks (Cost  $422,811)                                   515,614

PREFERRED STOCKS   0.3%

Fresenius (EUR) (ss.)                                        4,555         346

News Corporation ADR                                        28,900         984

Porsche (EUR)                                                  960         648

Total Preferred Stocks (Cost  $1,584)                                    1,978



CORPORATE BONDS  2.5%

Abbott Laboratories, 5.625%, 7/1/06                        210,000         221

ABN Amro Bank, 7.125%, 6/18/07                              70,000          77

AIG Sunamerica Global Financing XII,
144A, 5.30%, 5/30/07                                       150,000         157

Alcan, 6.125%, 12/15/33                                    100,000          96

Allstate Financial Global Funding,
144A, 5.25%, 2/1/07                                         85,000          89

Amerada Hess, 7.875%, 10/1/29                               75,000          80

AOL Time Warner, 7.625%, 4/15/31                            80,000          86

Appalachian Power, 4.80%, 6/15/05                           85,000          87

AT&T Broadband, 8.375%, 3/15/13                            175,000         206

AutoZone, 4.75%, 11/15/10                                  165,000         161

Baker Hughes, 6.875%, 1/15/29                              110,000         120

Bank of America, 4.875%, 9/15/12                           160,000         156

Bank One, 5.25%, 1/30/13                                   155,000         151

BB&T, 6.50%, 8/1/11                                         35,000          38

Black Hills, 6.50%, 5/15/13                                 90,000          90

Boeing, 8.75%, 8/15/21                                     125,000         156

British Telecommunications, VR, 8.375%, 12/15/10            60,000          70

Buckeye Partners, 6.75%, 8/15/33                            45,000          46

Bunge Limited Finance, 4.375%, 12/15/08                    115,000         114

Canadian National Railway, 4.40%, 3/15/13                  155,000         145

Canadian Natural Resources, 7.20%, 1/15/32                 150,000         168

Capital One Bank, 4.25%, 12/1/08                           105,000         103

CE Electric UK Funding, 144A, 6.995%, 12/30/07              90,000          95

Celulosa Arauco y Constitucion, 5.125%, 7/9/13              90,000          84

Chancellor Media, 8.00%, 11/1/08                            55,000          62

Chevron Phillips Chemical, 5.375%, 6/15/07                  65,000          68

CIT Group
        2.875%, 9/29/06                                     55,000          54

        7.75%, 4/2/12                                      100,000         114

Citigroup, 5.625%, 8/27/12                                 210,000         215

Citizens Communications, 9.00%, 8/15/31                     60,000          56

Clear Channel Communications, 4.625%, 1/15/08               60,000          61

ConocoPhillips, 5.90%, 10/15/32                            130,000         125

Countrywide Home Loans, 5.50%, 2/1/07                      125,000         131

Cox Communications, 7.875%, 8/15/09                        115,000         130

DaimlerChrysler, 6.50%, 11/15/13                           125,000         126

Deutsche Telekom International Finance
        STEP, 8.50%, 6/15/10                                80,000          94

        STEP, 8.75%, 6/15/30                                65,000          79

Developers Diversified Realty, 3.875%, 1/30/09              85,000          82

Devon Financing, 7.875%, 9/30/31                            70,000          80

Domtar, 5.375%, 12/1/13                                    105,000         100

Dow Chemical, 6.125%, 2/1/11                                70,000          74

Duke Capital
        4.302%, 5/18/06                                     55,000          55

        7.50%, 10/1/09                                     100,000         112

Encana Holdings, 5.80%, 5/1/14                             125,000         127

Entergy Gulf States, 5.20%, 12/3/07                         80,000          81

Exelon Generation, 144A, 5.35%, 1/15/14                     90,000          87

Falconbridge, 7.35%, 6/5/12                                 90,000          99

First Union, 6.40%, 4/1/08                                  40,000          43

Ford Motor Credit
        5.80%, 1/12/09                                     135,000         135

        6.50%, 1/25/07                                     245,000         257

France Telecom, STEP, 8.75%, 3/1/11                         35,000          41

Franklin Resources, 3.70%, 4/15/08                          30,000          29

Fred Meyer, 7.45%, 3/1/08                                  105,000         117

Fund American Companies, 5.875%, 5/15/13                   115,000         114

General Electric Capital
        6.00%, 6/15/12                                     180,000         190

        6.125%, 2/22/11                                    190,000         203

General Motors Acceptance, 7.25%, 3/2/11                   135,000         141

Glaxosmithkline Capital, 5.375%, 4/15/34                    80,000          73

GM, 8.375%, 7/15/33                                        120,000         125

Goldman Sachs Capital I, 6.345%, 2/15/34                   240,000         226

Halliburton, 144A, VR, 1.92%, 1/26/07                      120,000         120

HBOS, 144A, 6.00%, 11/1/33                                 100,000          94

Hearst-Argyle, 7.00%, 1/15/18                               65,000          70

Hertz, 4.70%, 10/2/06                                       50,000          50

Highmark, 144A, 6.80%, 8/15/13                              45,000          47

Household Finance
        5.75%, 1/30/07                                      35,000          37

        6.375%, 11/27/12                                    25,000          27

Hutchison Whampoa, 144A, 5.45%, 11/24/10                   100,000          98

IBM, 4.25%, 9/15/09                                         95,000          95

ING Bank, 144A, 5.125%, 5/1/15                             150,000         144

International Lease Finance, 6.375%, 3/15/09               150,000         161

International Speedway, 144A, 4.20%, 4/15/09                55,000          54

IStar Financial, 144A, 4.875%, 1/15/09                      45,000          43

J.P. Morgan Chase, 5.75%, 1/2/13                            90,000          91

Jersey Central Power & Light, 144A, 5.625%, 5/1/16          55,000          54

John Deere Capital, 7.00%, 3/15/12                          90,000         101

Kaneb Pipeline Operations, 7.75%, 2/15/12                   50,000          55

Kinder Morgan, 6.50%, 9/1/12                                90,000          95

Kraft Foods, 5.625%, 11/1/11                               110,000         111

Liberty Media, VR, 2.61%, 9/17/06                          115,000         117

Marsh & McLennan, 3.625%, 2/15/08                           50,000          49

Masco, 5.875%, 7/15/12                                     140,000         146

McCormick, 6.40%, 2/1/06                                   200,000         212

MetLife, 6.125%, 12/1/11                                   120,000         128

Miller Brewing, 144A, 5.50%, 8/15/13                       150,000         150

Morgan Stanley, 3.625%, 4/1/08                             165,000         162

Motorola, 6.75%, 2/1/06                                    160,000         169

Nationwide Financial Services, 5.90%, 7/1/12               115,000         119

Nationwide Mutual Insurance,
144A, 6.60%, 4/15/34                                        65,000          62

NLV Financial, 144A, 7.50%, 8/15/33                         70,000          70

Noram Energy, 6.50%, 2/1/08                                 35,000          37

Northern Trust, 4.60%, 2/1/13                               50,000          47

Occidental Petroleum, 4.25%, 3/15/10                       220,000         215

Office Depot, 6.25%, 8/15/13                                95,000          98

Ohio Edison, 4.00%, 5/1/08                                 105,000         103

PG&E, VR, 1.81%, 4/30/06                                   125,000         125

Panhandle Eastern Pipeline, 4.80%, 8/15/08                  45,000          45

Pemex Project Funding Master Trust,
7.375%, 12/15/14                                            80,000          82

Pinnacle West Capital, 6.40%, 4/1/06                        75,000          79

Pioneer Natural Resources, 7.50%, 4/15/12                   85,000          96

Plains All American Pipeline, 7.75%, 10/15/12              160,000         176

Potomac Electric Power, 3.75%, 2/15/06                      65,000          66

PPL Capital Funding, 144A, 4.33%, 3/1/09                   120,000         117

Praxair, 2.75%, 6/15/08                                    100,000          95

Principal Life, 144A, 5.125%, 10/15/13                     110,000         107

Principal Mutual Life Insurance,
144A, 8.00%, 3/1/44                                        110,000         112

Prudential Financial, 3.75%, 5/1/08                         80,000          79

PSEG Power, 3.75%, 4/1/09                                   80,000          76

Public Service of New Mexico, 4.40%, 9/15/08                95,000          94

Pulte Homes, 7.875%, 8/1/11                                 90,000         101

R.R. Donnelley & Sons, 144A, 3.75%, 4/1/09                  70,000          68

Reckson Operating Partnership, 5.15%, 1/15/11              105,000         102

Rogers Cable, 5.50%, 3/15/14                               100,000          88

Rouse, 8.43%, 4/27/05                                      225,000         236

SCA Coordination Center, 144A, 4.50%, 7/15/15               65,000          59

Sealed Air, 144A, 5.375%, 4/15/08                           90,000          92

Security Benefit Life Insurance,
144A, 7.45%, 10/1/33                                        45,000          46

Sempra Energy, 6.00%, 2/1/13                                85,000          88

Simon Property Group, 144A, 3.75%, 1/30/09                 110,000         105

SLM Corporation
        VR, 1.37%, 1/26/09                                 125,000         125

        VR, 3.05%, 4/1/09                                   90,000          88

Sprint Capital
        6.875%, 11/15/28                                    90,000          87

        7.625%, 1/30/11                                    135,000         150

State Street, 7.65%, 6/15/10                               100,000         116

Sungard Data Systems, 3.75%, 1/15/09                        65,000          63

Telecom Italia Capital, 144A, 5.25%, 11/15/13              125,000         121

Telefonos De Mexico, 4.50%, 11/19/08                        55,000          53

Telus, 8.00%, 6/1/11                                        75,000          86

Transocean, 7.50%, 4/15/31                                  65,000          74

Tyco International, 6.375%, 10/15/11                        95,000         100

U.S. Bank, 2.85%, 11/15/06                                 105,000         104

U.S. Cellular, 6.70%, 12/15/33                             165,000         156

Union Pacific, 6.50%, 4/15/12                               95,000         102

Univision Communications, 2.875%, 10/15/06                  60,000          59

UST, 6.625%, 7/15/12                                       140,000         152

Verizon Global Funding, 7.75%, 12/1/30                      85,000          95

Viacom, 5.625%, 8/15/12                                    100,000         103

Waste Management, 5.00%, 3/15/14                           140,000         133

Webster Financial, 5.125%, 4/15/14                         115,000         111

Wells Fargo & Company, VR, 1.17%, 3/23/07                  140,000         140

Western Power Distribution Holdings,
144A, 6.875%, 12/15/07                                      65,000          67

Weyerhaeuser, 6.75%, 3/15/12                               110,000         119

XL Capital Finance, 6.50%, 1/15/12                         100,000         107

XTO Energy, 4.90%, 2/1/14                                   85,000          80

Yum! Brands, 7.70%, 7/1/12                                 115,000         132

Total Corporate Bonds (Cost  $15,279)                                   15,190


FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 0.6%

Asian Development Bank, 6.25%, 6/15/11 (AUD)               820,000         592

Federal Republic of Germany, 5.00%, 5/20/05 (EUR)          800,000       1,003

Government of Canada
        3.50%, 6/1/04 (CAD)                                735,000         538

        5.25%, 6/1/12 (CAD)                              1,190,000         904

Inter-American Development Bank,
5.00%, 11/15/06 (AUD)                                      600,000         420

Republic of Chile, 5.50%, 1/15/13                           80,000          80

Republic of South Africa, 6.50%, 6/2/14                     65,000          65

United Mexican States
        6.375%, 1/16/13                                     95,000          95

        VR, 1.84%, 1/13/09 (ss.)                            80,000          81

Total Foreign Government Obligations &
Municipalities (Cost  $3,636)                                            3,778


ASSET-BACKED SECURITIES   0.3%

Capital Auto Receivables Asset Trust,
Series 2002-2, Class CERT
4.18%, 10/15/07                                            137,666         140

Chase Manhattan Auto Owner Trust
        Series 2001-B, Class CTFS, 3.75%, 5/15/08           56,766          57

        Series 2003-A, Class A4, 2.06%, 12/15/09           165,000         161

CIT RV Trust, Series 1998-A, Class A4,
6.09%, 2/15/12                                             172,088         174

Citibank Credit Card Issuance Trust
        Series 2001-C1, Class C1, VR,
        2.22%, 1/15/10                                     135,000         137

        Series 2000-C1, Class C1, 7.45%, 9/15/07           200,000         212

Hyundai Auto Receivables Trust
        Series 2003 A, Class D, 4.06%, 10/15/10             50,000          50

        Series 2003-A, Class A4, 3.02%, 10/15/10           100,000          99

MBNA Master Credit Card Trust II,
Series 2000-D, Class C
144A, 8.40%, 9/15/09                                       250,000         280

Morgan Stanley Auto Loan Trust,
Series 2004-HBI, Class C
VR, 2.88%, 10/15/11                                         95,000          95

Peco Energy Transition Trust,
Series 2001-A, Class A1
VR, 6.52%, 12/31/10                                        275,000         302

Reliant Energy Transition Bond,
Series 2001-1, Class A4
5.63%, 9/15/15                                             175,000         182

World Financial Network,
Series 2003-A, Class A2
VR, 1.47%, 5/15/12                                         225,000         225


Total Asset-Backed Securities (Cost  $2,092)                             2,114

NON-U.S. GOVERNMENT MORTGAGE-
BACKED SECURITIES   0.8%

Banc of America Commercial Mortgage,
Series 2003-1, Class A2
CMO, 4.648%, 9/11/36                                       175,000         169

Bank of America Mortgage Securities
        Series 2003-L, Class 2A2, CMO, VR,
        4.356%, 1/25/34                                    418,443         418

        Series 2004-A, Class 2A2, CMO, VR,
        4.18%, 2/25/34                                     235,332         233

        Series 2004-D, Class 2A2, CMO, VR,
        4.23%, 5/25/34                                     124,362         123

Bear Stearns Commercial Mortgage Securities,
Series 2004-T14
Class A2, CMO, 4.17%, 1/12/41                              575,000         571

Chase Funding Mortgage Loan
        Series 2003-3, Class 1M1, 4.537%, 9/25/32           75,000          72

        Series 2002-1, Class 1A3, 5.039%, 12/25/23         162,112         163

        Series 2002-2, Class 1M1, 5.599%, 9/25/31           40,000          41

Countrywide Asset-Backed Certificates,
Series 2003-5, Class AF3
3.613%, 4/25/30                                            180,000         180

Countrywide Home Loans, Series 2003-60,
Class 2A1, CMO
VR, 5.065%, 2/25/34                                         72,276          73

DLJ Commercial Mortgage, Series 1999-CG2,
Class A1B, CMO
VR, 7.30%, 6/10/32                                         200,000         224

General Electric Capital, Series 2001-1,
Class A2, CMO
6.531%, 5/15/33                                            225,000         244

GMAC Commercial Mortgage Securities,
Series 2001-C2, Class A2 CMO, 6.70%, 4/15/34               275,000         301

Greenwich Capital Commercial Funding,
Series 2004-GG1A
Class A2, CMO, 3.835%, 10/8/08                             200,000         200

J.P. Morgan Chase Commercial Mortgage
        Series 2001-CIB2, Class A2, CMO,
        6.244%, 4/15/35                                    175,000         188

        Series 2001-CIBC, Class A3, CMO,
        6.26%, 3/15/33                                     260,000         276

J.P. Morgan Commercial Mortgage Finance
        Series 1999-PLS1, Class A2, CMO, 144A
        VR, 7.313%, 2/15/32                                340,000         375

LB-UBS Commercial Mortgage Trust
        Series 2004-C2, Class A2, CMO,
        3.246%, 3/15/29                                    300,000         286

        Series 2004-C4, Class A2, CMO, VR,
        4.567%, 5/15/29                                    275,000         277

Summit Mortgage Trust, Series 2002-1,
Class A2, CMO, 144A
VR, 6.20%, 6/28/16                                          52,036          52

Washington Mutual, Series 2004-AR1,
Class A, CMO
VR, 4.229%, 3/25/34                                        142,716         141

Total Non-U.S. Government Mortgage-Backed Securities
(Cost  $4,694)                                                           4,607

U.S. GOVERNMENT & AGENCY MORTGAGE-
BACKED SECURITIES   3.1%

U.S. Government Agency Obligations (+/-)   2.6%

Federal Home Loan Mortgage
        4.50%, 11/1/18 - 5/1/19                            450,428         441

        5.00%, 12/1/08 - 10/1/33                         1,063,110       1,063

        6.00%, 12/1/17 - 2/1/34                            780,977         802

        7.00%, 11/1/30 - 6/1/32                             84,371          89

    ARM, 4.611%, 9/1/32                                     90,549          91

    CMO
        4.50%, 3/15/16                                     600,000         593

        5.50%, 4/15/28                                     475,000         475

    CMO, IO
        4.50%, 7/15/11                                     356,000          36

        4.50%, 5/15/16                                     222,000          38

    TBA, 5.50%, 1/1/34                                   1,340,000       1,327

Federal National Mortgage Assn.
        4.50%, 5/1/18 - 1/1/19                           1,595,158       1,563

        5.00%, 2/1 - 3/1/34                                859,758         827

        5.50%, 12/1/16 - 3/1/34                          4,141,113       4,170

        6.00%, 2/1/33                                       10,889          11

        6.50%, 5/1/17 - 12/1/32                            461,853         481

    CMO
        2.91%, 11/25/33                                    140,000         134

        3.50%, 4/25/13                                     175,000         176

        5.00%, 3/25/15                                     350,000         360

        5.50%, 5/25/28                                     240,013         242

    CMO, IO
        5.50%, 11/25/28                                    136,418          16

        6.50%, 2/1/32                                       78,314          19

    TBA
        5.50%, 1/1/19                                    2,100,000       2,142

        6.00%, 1/1/34                                      900,000         914

                                                                        16,010

U.S. Government Obligations   0.5%

Government National Mortgage Assn.
        5.00%, 9/20/33 - 3/20/34                           960,229         925

        5.50%, 1/20 - 5/20/34                            1,662,906       1,652

        6.00%, 5/15/26 - 2/20/34                            78,104          80

        6.50%, 3/15/26 - 12/20/33                          134,036         139

        7.00%, 3/15/13 - 2/15/30                            85,369          91

        7.50%, 10/15/22                                      1,726           2

        8.00%, 1/15/22 - 10/20/25                           62,045          68

    TBA, 6.00%, 1/1/34                                      83,000          84

                                                                         3,041

Total U.S. Government & Agency Mortgage-
Backed Securities
(Cost  $19,254)                                                         19,051

U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)   3.2%

U.S. Government Agency Obligations (+/-)   0.7%

Federal Home Loan Bank, 5.75%, 5/15/12 (ss.)               350,000         367

Federal Home Loan Mortgage,
4.625%, 2/15/07 (EUR)                                    1,530,000       1,944

Federal National Mortgage Assn.
        2.50%, 6/15/06 (ss.)                               800,000         796

        3.25%, 8/15/08 (ss.)                               565,000         549

        5.125%, 1/2/14 (ss.)                                90,000          87

        6.00%, 5/15/11 (ss.)                               375,000         402

        7.125%, 1/15/30 (ss.)                              240,000         278

                                                                         4,423

U.S. Treasury Obligations   2.5%

U.S. Treasury Bonds
        5.375%, 2/15/31 (ss.)                              240,000         241

        5.50%, 8/15/28 (ss.)                             1,000,000       1,007

        6.00%, 2/15/26 (ss.)                               915,000         981

        6.25%, 8/15/23 - 5/15/30 (ss.)                     230,000         255

        6.375%, 8/15/27 ++                                 175,000         196

U.S. Treasury Inflation-Indexed Notes,
1.875%, 7/15/13 (ss.)                                      892,669         888

U.S. Treasury Notes
        2.50%, 5/31/06                                   1,200,000       1,200

        3.25%, 8/15/07 - 8/15/08 (ss.)                   4,920,000       4,926

        3.375%, 12/15/08 (ss.)                           2,845,000       2,807

        3.50%, 11/15/06 (ss.)                            1,400,000       1,423

        3.875%, 2/15/13 (ss.)                              135,000         129

        4.75%, 11/15/08 (ss.)                              270,000         282

        5.00%, 8/15/11 (ss.)                               445,000         463

        5.875%, 11/15/04 (ss.)                             225,000         230

                                                                        15,028

Total U.S. Government Agency Obligations
(excluding Mortgage-Backed) (Cost  $18,977)                             19,451

MUNICIPAL BONDS   0.2%

California
    Economic Recovery
        5.00%, 7/1/23 (Tender 7/1/07)                       55,000          59

        5.00%, 7/1/23 (Tender 7/1/08)                       60,000          64

California, GO, 5.25%, 4/1/34                               55,000          55

Kansas Dev. Fin. Auth., Public Employee Retirement
5.501%, 5/1/34 (FSA Insured)                                75,000          71

Massachusetts, GO, 5.50%, 1/1/13 (MBIA Insured)            275,000         307

North Carolina, GO, 5.25%, 3/1/13                          365,000         404

Oregon, GO, 5.892%, 6/1/27                                  40,000          40

Total Municipal Bonds (Cost  $1,024)                                     1,000

SECURITIES LENDING COLLATERAL   12.1%

Money Market Pooled Account   3.8%

Investment in money market pooled account
managed by JP Morgan Chase Bank,
London, 1.061% #                                        23,612,081      23,612

                                                                        23,612

Money Market Trust   8.3%

State Street Bank and Trust Company of
New Hampshire N.A. Securities Lending
Quality Trust units, 1.121% #                           50,499,555      50,500

                                                                        50,500

Total Securities Lending Collateral (Cost  $74,112)                     74,112

DOMESTIC BOND MUTUAL FUNDS   3.1%

T. Rowe Price Institutional High Yield Fund, 8.08% p     1,768,539      18,782

Total Domestic Bond Mutual Funds (Cost  $18,726)                        18,782

SHORT-TERM INVESTMENTS   2.0%

Money Market Fund   1.9%

T. Rowe Price Reserve Investment Fund, 1.09% #          11,512,283      11,512

                                                                        11,512

U.S. Treasury Obligations 0.1%

U.S. Treasury Bills, 1.07%, 8/12/04                        470,000         469

                                                                           469

Total Short-Term Investments (Cost  $11,981)                            11,981

Total Investments in Securities

112.8% of Net Assets (Cost $594,170)                                  $687,658
                                                                      --------

Futures Contracts
--------------------------------------------------------------------------------
($ 000s)

                                                       Contract     Unrealized
                                           Expiration     Value     Gain (Loss)
                                           ----------  --------    -----------
Short, 19 U.S. Treasury 10 year contracts,
$26 par of 6.375% U.S. Treasury Notes
pledged as initial margin                     9/04    $ (2,059)      $    (8)

Short, 9 U.S. Treasury 5 year contracts,
$8 par of 6.375% U.S. Treasury Notes
pledged as initial margin                     9/04        (974)           (4)

Short, 3 U.S. Treasury Bonds contracts,
$6 par of 6.375% U.S. Treasury Notes
pledged as initial margin                     9/04        (316)           (1)

Net payments (receipts) of variation
margin to date                                                            27

Variation margin receivable (payable)
on open futures contracts                                            $    14
                                                                     -------

    (1)  Denominated in U.S. dollars unless otherwise noted

      #  Seven-day yield

      *  Non-income producing

  (ss.)  All or a portion of this security is on loan at May 31, 2004 -
         See Note 2

  (+/-) The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

     ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at May 31, 2004.

      p  SEC yield

   144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total value of such securities at period-end amounts to $3,081 and represents 0.5% of net assets

    ADR  American Depository Receipts

    ADS  American Depository Shares

    ARM  Adjustable Rate Mortgage

    AUD  Australian dollar

    CAD  Canadian dollar

    CHF  Swiss franc

    CMO  Collateralized Mortgage Obligation

    DKK  Danish krone

    EUR  Euro

    FSA  Financial Security Assurance Inc.

    GBP  British pound

    GDR  Global Depository Receipts

    GDS  Global Depository Shares

     GO  General Obligation

    HKD  Hong Kong dollar

     IO Interest Only security for which the fund receives interest on notional principal (par)

    JPY  Japanese yen

   MBIA  MBIA Insurance Corp.

    MXN  Mexican peso

    MYR  Malaysian ringgit

    NOK  Norwegian krone

    NZD  New Zealand dollar

   REIT  Real Estate Investment Trust

    SEK  Swedish krona

    SGD  Singapore dollar

   STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

    TBA  To Be Announced security was purchased on a forward commitment basis

     VR  Variable rate

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report                                            May 31, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value (cost $594,170)                  $  687,658

Other assets                                                              8,747

Total assets                                                            696,405

Liabilities

Obligation to return securities lending collateral                       74,112

Other liabilities                                                        12,975

Total liabilities                                                        87,087

NET ASSETS                                                           $  609,318
                                                                     ----------

Net Assets Consist of:

Undistributed net investment income (loss)                           $    2,994

Undistributed net realized gain (loss)                                  (20,562)

Net unrealized gain (loss)                                               93,478

Paid-in-capital applicable to 30,954,674 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                      533,408

NET ASSETS                                                           $  609,318
                                                                     ----------

NET ASSET VALUE PER SHARE                                            $    19.68
                                                                     ----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)

                                                                          Year
                                                                         Ended
                                                                       5/31/04
Investment Income (Loss)

Income
  Dividend                                                           $   9,326

  Interest                                                               2,051

  Securities lending                                                       199

  Total income                                                          11,576

Expenses
  Investment management                                                  3,079

  Shareholder servicing                                                  1,694

  Custody and accounting                                                   269

  Prospectus and shareholder reports                                        74

  Registration                                                              69

  Legal and audit                                                           15

  Directors                                                                  6

  Miscellaneous                                                              6

  Reductions/repayments pursuant to expense limitation
    Investment management fees (waived) repaid                            (165)

  Total expenses                                                         5,047

Net investment income (loss)                                             6,529

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                             3,477

  Capital gain distributions from mutual funds                              30

  Futures                                                                  124

  Foreign currency transactions                                            (75)

  Net realized gain (loss)                                               3,556

Change in net unrealized gain (loss)
  Securities                                                            75,997

  Futures                                                                  (10)

  Other assets and liabilities
  denominated in foreign currencies                                        (25)

  Change in net unrealized gain (loss)                                  75,962

Net realized and unrealized gain (loss)                                 79,518

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                               $  86,047
                                                                     ---------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                           Year
                                                          Ended
                                                        5/31/04        5/31/03
Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)                       $    6,529      $   5,438

  Net realized gain (loss)                                3,556        (14,573)

  Change in net unrealized gain (loss)                   75,962            845

  Increase (decrease) in net assets
  from operations                                        86,047         (8,290)

Distributions to shareholders
  Net investment income                                  (6,129)        (5,125)

  Net realized gain                                        (266)             -

  Decrease in net assets from
  distributions                                          (6,395)        (5,125)

Capital share transactions *
  Shares sold                                           225,218        146,279

  Distributions reinvested                                6,366          5,108

  Shares redeemed                                      (113,847)       (86,139)

  Increase (decrease) in net assets
  from capital share transactions                       117,737         65,248

Net Assets

Increase (decrease) during period                       197,389         51,833

Beginning of period                                     411,929        360,096

End of period                                        $  609,318      $ 411,929
                                                     ----------      ---------

(Including undistributed net investment
income of $2,994 at 5/31/04 and
$2,539 at 5/31/03)

*Share information
  Shares sold                                            11,920          9,529

  Distributions reinvested                                  341            338

  Shares redeemed                                        (6,056)        (5,638)

  Increase (decrease) in shares outstanding               6,205          4,229

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Notes to Financial Statements

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on July 29, 1994. The fund seeks the highest total return over time consistent with a primary emphasis on capital growth and a secondary emphasis on income. The fund pursues this objective by investing in a diversified portfolio typically consisting of about 80% stocks and 20% bonds and money market securities.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $5,000 for the year ended May 31, 2004. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in other assets and other liabilities, respectively, and in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Forward Currency Exchange Contracts
During the year ended May 31, 2004, the fund was a party to forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts
During the year ended May 31, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled accounts managed by the fund's lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At May 31, 2004, the value of loaned securities was $72,613,000; aggregate collateral consisted of $74,112,000 in money market pooled accounts and U.S. government securities valued at $1,356,000.

Other
Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $153,184,000 and $79,641,000, respectively, for the year ended May 31, 2004. Purchases and sales of U.S. government securities aggregated $206,968,000 and $164,350,000, respectively, for the year ended May 31, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended May 31, 2004 totaled $6,395,000 and were characterized as ordinary income for tax purposes. At May 31, 2004, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------
Unrealized appreciation                                      $    105,682,000

Unrealized depreciation                                           (12,777,000)

Net unrealized appreciation (depreciation)                         92,905,000

Undistributed ordinary income                                       3,170,000

Capital loss carryforwards                                        (20,165,000)

Paid-in capital                                                   533,408,000

Net assets                                                   $    609,318,000
                                                             ----------------

Federal income tax regulations require the fund to treat the gain/loss on passive foreign investment companies as realized on the last day of the tax year; accordingly, $445,000 of unrealized gains reflected in the accompanying financial statements were realized for tax purposes as of May 31, 2004. The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of May 31, 2004, the fund had $3,314,000 of capital loss carryforwards that expire in fiscal 2010, $13,240,000 that expire in fiscal 2011, and $3,611,000 that expire in fiscal 2012.

For the year ended May 31, 2004, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications between income and gain relate primarily to the character of paydown gains and losses on asset-backed securities. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------
Undistributed net investment income                              $    55,000

Undistributed net realized gain                                      (55,000)


At May 31, 2004, the cost of investments for federal income tax purposes was $594,743,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At May 31, 2004, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $304,000.

The fund is also subject to a contractual expense limitation through September 30, 2006. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 1.00%. Through September 30, 2008, the fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund's expense ratio to exceed its expense limitation. Pursuant to this agreement, at May 31, 2004, management fees waived in the amount of $667,000 remain subject to repayment by the fund through September 30, 2006.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $1,456,000 for the year ended May 31, 2004, of which $117,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the year ended May 31, 2004, dividend income from the Reserve Funds totaled $167,000.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund), an open-end management investment company managed by Price Associates, as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. Because the Personal Strategy Growth Fund pays an investment management fee to Price Associates and also indirectly bears its proportionate share of the fee paid by High Yield Fund, Price Associates has agreed to permanently reduce its management fee charged to the Personal Strategy Growth Fund in the amount of the fund's pro rata share of the High Yield Fund's fee. Pursuant to this agreement, the fund's management fee was reduced by $79,000 during the year ended May 31, 2004. At May 31, 2004, the fund held approximately 2.6% of the High Yield Fund's outstanding shares and, during the year then ended, recorded dividend income from the High Yield Fund in the amount of $1,299,000 and capital gain distributions of $30,000.

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------
To the Board of Directors of T. Rowe Price Personal Strategy Funds, Inc. and Shareholders of T. Rowe Price Personal Strategy Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Personal Strategy Growth Fund (one of the portfolios comprising T. Rowe Price Personal Strategy Funds, Inc., hereafter referred to as the "Fund") at May 31, 2004, the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2004 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
June 22, 2004

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 5/31/04
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included $267,000 from short-term capital gains.

For taxable non-corporate shareholders, $6,823,000 of the fund's income represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $5,231,000 of the fund's income qualifies for the dividends-received deduction.

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Personal Strategy Growth Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Directors and Officers

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name                          Principal Occupation(s) During Past 5 Years and
(Year of Birth)               Directorships of Other Public Companies
Year Elected *

Anthony W. Deering            Director, Chairman of the Board, and Chief
(1945)                        Executive Officer, The Rouse Company, real estate
2001                          developers; Director, Mercantile Bank
                              (4/03 to present)

Donald W. Dick, Jr.           Principal, EuroCapital Advisors, LLC, an
(1943)                        acquisition and management advisory firm
1994

David K. Fagin                Director, Golden Star Resources Ltd., Canyon
(1938)                        Resources Corp. (5/00 to present), and Pacific
1994                          Rim Mining Corp. (2/02 to present); Chairman
                              and President, Nye Corp.

Karen N. Horn                 Managing Director and President, Global Private
(1943)                        Client Services, Marsh Inc. (1999-2003); Managing
2003                          Director and Head of International Private
                              Banking, Bankers Trust (1996-1999); Director,
                              Eli Lilly and Company and Georgia Pacific

F. Pierce Linaweaver          President, F. Pierce Linaweaver & Associates,
(1934)                        Inc., consulting environmental and civil
2001                          engineers

John G. Schreiber             Owner/President, Centaur Capital Partners, Inc.,
(1946)                        a real estate investment company; Partner,
2001                          Blackstone Real Estate Advisors, L.P.; Director,
                              AMLI Residential Properties Trust and The Rouse
                              Company, real estate developers

  * Each independent director oversees 111 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name                          Principal Occupation(s) During Past 5 Years and
(Year of Birth)               Directorships of Other Public Companies
Year Elected *
[Number of T. Rowe Price
Portfolios Overseen]

James A.C. Kennedy, CFA       Director and Vice President, T. Rowe Price and
(1953)                        T. Rowe Price Group, Inc.
1997
[43]

James S. Riepe                Director and Vice President, T. Rowe Price; Vice
(1943)                        Chairman of the Board, Director, and Vice
1994                          President, T. Rowe Price Group, Inc.; Chairman of
[111]                         the Board and Director, T. Rowe Price Global Asset
                              Management Limited, T. Rowe Price Global
                              Investment Services Limited, T. Rowe Price
                              Investment Services, Inc., T. Rowe Price
                              Retirement Plan Services, Inc., and T. Rowe Price
                              Services, Inc.; Chairman of the Board, Director,
                              President, and Trust Officer, T. Rowe Price
                              Trust Company; Director, T. Rowe Price
                              International, Inc.; Director, The Nasdaq Stock
                              Market, Inc.; Chairman of the Board, Personal
                              Strategy Funds

  * Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Date of Birth)                    Principal Occupation(s)
Title and Fund(s) Served

Stephen W. Boesel (1944)                Vice President, T. Rowe Price, T. Rowe
Executive Vice President,               Price Group, Inc., and T. Rowe Price
Personal Strategy Funds                 Trust Company

Stephen V. Booth, CPA (1961)            Vice President, T. Rowe Price, T. Rowe
Vice President,                         Price Group, Inc., and T. Rowe Price
Personal Strategy Funds                 Trust Company

Joseph A. Carrier (1960)                Vice President, T. Rowe Price, T. Rowe
Treasurer, Personal Strategy Funds      Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., and T. Rowe
                                        Price Trust Company

Roger L. Fiery III, CPA (1959)          Vice President, T. Rowe Price, T. Rowe
Vice President,                         Price Group, Inc., T. Rowe Price
Personal Strategy Funds                 International, Inc., and T. Rowe
                                        Price Trust Company

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Date of Birth)                    Principal Occupation(s)
Title and Fund(s) Served

Henry H. Hopkins (1942)                 Director and Vice President, T. Rowe
Vice President, Personal                Price Investment Services, Inc., T. Rowe
Strategy Funds                          Price Services, Inc., and T. Rowe Price
                                        Trust Company; Vice President, T. Rowe
                                        Price, T. Rowe Price Group, Inc.,
                                        T. Rowe Price International, Inc., and
                                        T. Rowe Price Retirement Plan
                                        Services, Inc.

John H. Laporte, CFA (1945)             Vice President, T. Rowe Price and
Vice President, Personal                T. Rowe Price Group, Inc.
Strategy Funds

Patricia B. Lippert (1953)              Assistant Vice President, T. Rowe Price
Secretary, Personal Strategy Funds      and T. Rowe Price Investment
                                        Services, Inc.

Raymond A. Mills, PhD, CFA (1960)       Vice President, T. Rowe Price, T. Rowe
Vice President, Personal                Price Group, Inc., and T. Rowe Price
Strategy Funds                          International, Inc.

Edmund M. Notzon III, PhD, CFA (1945)   Vice President, T. Rowe Price, T. Rowe
President, Personal Strategy Funds      Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., and T. Rowe
                                        Price Trust Company

Larry J. Puglia, CFA, CPA (1960)        Vice President, T. Rowe Price and
Executive Vice President,               T. Rowe Price Group, Inc.
Personal Strategy Funds

Brian C. Rogers, CFA, CIC (1955)        Chief Investment Officer, Director, and
Vice President,                         Vice President, T. Rowe Price and
Personal Strategy Funds                 T. Rowe Price Group, Inc.; Director,
                                        T. Rowe Price International, Inc.;
                                        Director and Vice President, T. Rowe
                                        Price Trust Company

Charles M. Shriver, CFA (1967)          Vice President, T. Rowe Price
Assistant Vice President, Personal
Strategy Funds

Mark J. Vaselkiv (1958)                 Vice President, T. Rowe Price and
Vice President, Personal                T. Rowe Price Group, Inc.
Strategy Funds

Julie L. Waples (1970)                  Vice President, T. Rowe Price
Vice President, Personal Strategy Funds

Richard T. Whitney, CFA (1958)          Vice President, T. Rowe Price, T. Rowe
Vice President, Personal                Price Group, Inc., T. Rowe Price
Strategy Funds                          International, Inc., and T. Rowe Price
                                        Trust Company

M. Christine Wojciechowski,CFA (1962)   Vice President, T. Rowe Price
Vice President, Personal                and T. Rowe Price Trust Company
Strategy Funds

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2004                  2003
     Audit Fees                              $7,349                $8,972
     Audit-Related Fees                         742                    --
     Tax Fees                                 2,049                 2,416
     All Other Fees                             124                    --

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $819,000 and $671,000 respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Personal Strategy Funds, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 16, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     July 16, 2004